Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER TAX‑EXEMPT BOND FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is September 26, 2024.
The Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Acadian Asset Management LLC (“Acadian”). In connection with the hiring of Acadian, Clearwater Management Co., Inc. (“CMC”), the investment manager of the Select Equity Fund, will reallocate to Acadian one of two portions of Fund assets currently managed by Parametric Portfolio Associates LLC (“Parametric”). Parametric currently manages its portions of Select Equity Fund assets using passive management strategies to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index and the Russell 2000® Growth Index, respectively, as closely as possible without requiring the Fund to realize taxable gains. Following the reallocation, Parametric will no longer manage a portion of Select Equity Fund assets with the Russell 2000® Growth Index as the underlying index.
Effective October 1, 2024, CMC will increase its voluntary management fee waiver for Clearwater Core Equity Fund (the “Core Equity Fund”) and Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”) and decrease its voluntary management fee waiver for the Select Equity Fund.
Effective immediately, the Prospectus is amended as follows.
1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Acadian Asset Management LLC (“Acadian”), Cooke & Bieler, L.P. (“Cooke & Bieler”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small‑and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. As of December 31, 2023, the market capitalization of the companies included in the S&P SmallCap 600® Index was between $235.51 million and $8.187 billion. Acadian utilizes a multi-factor, risk-controlled framework that combines a mix of valuation, quality, earnings growth, and technical signals. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom‑up research process. RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom‑up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return‑on‑invested capital (“ROIC”), and sustainable competitive advantages. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom‑up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

5.	All references to the Russell 2000® Growth Index in the risk disclosures for the Select Equity Fund are deleted in their entirety.

Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is September 26, 2024.
Effective October 1, 2024, CMC will increase its voluntary management fee waiver for Clearwater Core Equity Fund (the “Core Equity Fund”) and Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”) and decrease its voluntary management fee waiver for the Select Equity Fund.

Clearwater Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is September 26, 2024.
The Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Acadian Asset Management LLC (“Acadian”). In connection with the hiring of Acadian, Clearwater Management Co., Inc. (“CMC”), the investment manager of the Select Equity Fund, will reallocate to Acadian one of two portions of Fund assets currently managed by Parametric Portfolio Associates LLC (“Parametric”). Parametric currently manages its portions of Select Equity Fund assets using passive management strategies to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index and the Russell 2000® Growth Index, respectively, as closely as possible without requiring the Fund to realize taxable gains. Following the reallocation, Parametric will no longer manage a portion of Select Equity Fund assets with the Russell 2000® Growth Index as the underlying index.
Effective October 1, 2024, CMC will increase its voluntary management fee waiver for Clearwater Core Equity Fund (the “Core Equity Fund”) and Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”) and decrease its voluntary management fee waiver for the Select Equity Fund.
Effective immediately, the Prospectus is amended as follows.
1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Acadian Asset Management LLC (“Acadian”), Cooke & Bieler, L.P. (“Cooke & Bieler”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small‑and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. As of December 31, 2023, the market capitalization of the companies included in the S&P SmallCap 600® Index was between $235.51 million and $8.187 billion. Acadian utilizes a multi-factor, risk-controlled framework that combines a mix of valuation, quality, earnings growth, and technical signals. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom‑up research process. RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom‑up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return‑on‑invested capital (“ROIC”), and sustainable competitive advantages. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom‑up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

5.	All references to the Russell 2000® Growth Index in the risk disclosures for the Select Equity Fund are deleted in their entirety.

Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER TAX‑EXEMPT BOND FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is September 26, 2024.
Effective October 1, 2024, CMC will increase its voluntary management fee waiver for Clearwater Core Equity Fund (the “Core Equity Fund”) and Clearwater Tax‑Exempt Bond Fund (the “Tax‑Exempt Bond Fund”) and decrease its voluntary management fee waiver for the Select Equity Fund.